October 25, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:           DWS Advisor Funds (the “Trust”)
DWS RREEF Global Real Estate Securities Fund  (S000012353) (the “Fund”)
(No. 033-07404)

Dear Sir/Madam:

Pursuant to Rule 313 of Regulation S-T, the Trust hereby requests a class identifier for the Fund’s new Class M shares which were registered electronically via EDGAR in a Form N-14 filing by the Trust dated October 22, 2010 with accession number 0000088053-10-001515.  This filing is being made under EDGAR submission type 485APOS and the Securities Act of 1933 number assigned to the Form N-14 (333-170092) solely for the purpose of obtaining an identifier for the Fund’s new Class M shares, pursuant to the “Notice and FAQ’s re: Mandatory Series and Class (Contract) Identifiers” (found at http://www.sec.gov/info/edgar/ednews/ seriesclassfaq063006.htm).

If you have any questions or would like further information, please contact John Marten, fund counsel, at (312) 609-7753.

Very truly yours,

/s/John Millette

John Millette
Secretary